Leases (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) facility	Sep. 30, 2022 facility	Dec. 31, 2024 USD ($) facility	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 facility
Leases
Number of leased facilities	2	2	2	2	2
Number of leased facilities utilized	1
Restructuring Plan Q3 2022
Leases
Carrying Value of ROU Assets and Related Leasehold Improvements | $	$ 0.8		$ 0.8	$ 10.1